Asbestos-Related Liabilities (Summary of Asbestos Claims Cash Payments by Company) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Asbestos and Environmental Claims [Abstract]
Asbestos-related payments	$ 30	$ 30	$ 30
Settled claims payments (included in asbestos-related payments above)	$ 24	$ 23	$ 22